Taxes - Provision by Taxing Jurisdiction (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
U.S. federal
Current		$ (335)	$ 560	$ 391
Deferred		(2,204)	(1,371)	(2,645)
Total		(2,539)	(811)	(2,253)
U.S. state and local
Current		152	127	184
Deferred		(335)	(162)	(486)
Total		(183)	(34)	(302)
Non-U.S.
Current		2,301	1,594	1,676
Deferred		203	428	252
Total		2,504	2,022	1,929
Total continuing operations provision for/(benefit from) income taxes	[1]	(218)	1,176	(626)
Discontinued operations provision for/(benefit from) income taxes		6	(9)	124
Total provision for/(benefit from) income taxes		(212)	$ 1,167	$ (503)
Provision for social security, real estate, personal property and other taxes		2,900
Total taxes included in net income		$ 2,700

[1]	2024 and 2022 include the impacts of pension settlement charges. Refer to note U, “Retirement-Related Benefits,” for additional information.